Parent Company Statements - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 81,012	$ 83,957	$ 76,869
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based Compensation	1,828	1,259	850
Increase (decrease) in other liabilities	1,173	5,689	(5,324)
Net cash provided by operating activities	88,702	71,743	121,288
Investing activities:
Net cash used in investing activities	(395,468)	(229,580)	(112,642)
Financing activities
Repayment of subordinated notes	0	(35,250)	0
Treasury Stock, Value, Acquired, Cost Method	(6,058)	(2,355)	(843)
Net cash provided by (used in) financing activities	218,526	248,506	(62,921)
Increase (decrease) in cash and cash equivalents	(88,240)	90,669	(54,275)
Parent Company
Net income	81,012	83,957	76,869
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income of subsidiaries	(25,561)	(29,007)	(63,266)
Decrease in other assets	(182)	(1,292)	(2,215)
Increase (decrease) in other liabilities	485	298	(2,187)
Net cash provided by operating activities	57,582	55,215	10,051
Investing activities:
Capital contribution in subsidiary	0	0	(45,000)
Repayment of investments in and advances to subsidiaries	10,000	32,000	101,960
Net cash used in investing activities	10,000	32,000	56,960
Financing activities
Cash dividends paid	(57,776)	(57,876)	(57,949)
Cash payment for fractional shares	(3)	(5)	(3)
Net cash provided by (used in) financing activities	(63,837)	(95,486)	(58,795)
Increase (decrease) in cash and cash equivalents	3,745	(8,271)	8,216
Cash at beginning of year	98,671	106,942	98,726
Cash at end of year	102,416	98,671	106,942
Parent Company
Adjustments to reconcile net income to net cash provided by operating activities:
Compensation expense for issuance of treasury shares to directors	963	801	850
Share-based Compensation	$ 865	$ 458	$ 0